Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Basic and diluted earnings/(loss) per share
Basic earnings per share

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Net profit attributable to shareholders (€m)	171.2	136.5	36.4
Weighted average Ordinary Shares and Founder Preferred Shares	175,622,538	176,080,272	183,518,743
Basic earnings per share (€’s)	0.97	0.78	0.20

Diluted earnings (loss) per share
Diluted earnings per share

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Net profit attributable to shareholders (€m)	171.2	136.5	36.4
Weighted average Ordinary Shares and Founder Preferred Shares	175,793,631	184,786,162	183,528,621
Diluted earnings per share (€’s)	0.97	0.74	0.20